Note 12 - Accounts Payable, Accrued Expenses and Other Liabilities - 10Q (Detail) - Accounts Payable, Accrued Expenses and Other Liabilities (USD $)	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012 Accrued Quarterly [Member]	Sep. 30, 2012 Accrued Quarterly [Member]
Commissions payable	$ 7,151,000	$ 5,363,000	$ 6,360,000	$ 7,151,000
Deferred clearing fee credits	251,000	363,000	223,000	251,000
Telecommunication vendors payable	75,000	77,000	60,000	75,000
Legal payable	418,000	306,000	757,000	418,000
Deferred rent payable	241,000	268,000	227,000	241,000
Accrued compensation	24,000	581,000	2,000	24,000
Capital lease liability	279,000	415,000	229,000	279,000
Other vendors	2,858,000	3,909,000	2,465,000	2,858,000
Short-term portion			10,323,000	11,297,000
Long-term portion			280,000	263,000
Total	$ 11,297,000	$ 11,832,000	$ 10,603,000	$ 11,560,000